Income Taxes - Schedule of Income Tax Provision (Details)	3 Months Ended
Aug. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Federal, Current	$ 22,200
Federal, Deferred	(22,200)
State and local, Current	7,400
State and local, Deferred	(7,400)
Change in valuation allowance
Income tax provision (benefit)